Finance Costs	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Finance costs
18.
FINANCE COSTS

The following table summarizes the Company’s finance costs:

	Years Ended December 31,
	2024	2023	2022
	$	$	$
Interest on convertible notes	25,134	22,623	20,496
Interest on credit facilities	-	-	335
Other	42	79	43
	25,176	22,702	20,874